SUBORDINATED LIABILITIES - Preference Shares (Details) £ / shares in Units, £ in Millions	Dec. 31, 2022 GBP (£) £ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2020
Preference Shares [Line Items]
Borrowings, interest rate (in percent)	3.67%		1.77%	2.28%
Share capital	£ 6,729		£ 7,102
Preference shares £m | 6% Non-Cumulative Redeemable Preference shares of GBP0.25
Preference Shares [Line Items]
Borrowings, interest rate (in percent)	6.00%
Number of shares outstanding | shares	400
Share capital	£ 0
Par value per share (in GBP/USD per share) | £ / shares	£ 0.25
% of share capital	0.00%
Preference shares £m | 6.475% Non-Cumulative Preference shares of GBP0.25
Preference Shares [Line Items]
Borrowings, interest rate (in percent)	6.475%
Number of shares outstanding | shares	47,273,816
Share capital	£ 12
Par value per share (in GBP/USD per share) | £ / shares	£ 0.25
% of share capital	0.07%
Preference shares £m | 9.25% Non-Cumulative Irredeemable Preference shares of GBP0.25
Preference Shares [Line Items]
Borrowings, interest rate (in percent)	9.25%
Number of shares outstanding | shares	252,510,147
Share capital	£ 63
Par value per share (in GBP/USD per share) | £ / shares	£ 0.25
% of share capital	0.37%
Preference shares £m | 9.75% Non-Cumulative Irredeemable Preference shares of GBP0.25
Preference Shares [Line Items]
Borrowings, interest rate (in percent)	9.75%
Number of shares outstanding | shares	43,630,285
Share capital	£ 11
Par value per share (in GBP/USD per share) | £ / shares	£ 0.25
% of share capital	0.06%
Preference shares £m | 6.413% Non-Cumulative Fixed/Floating Rate Callable Preference shares of USD0.25
Preference Shares [Line Items]
Borrowings, interest rate (in percent)	6.413%
Number of shares outstanding | shares	48,990
Share capital	£ 0
Par value per share (in GBP/USD per share) | $ / shares		$ 0.25
% of share capital	0.00%
Preference shares £m | 6.657% Non-Cumulative Fixed/Floating Rate Callable Preference shares of USD0.25
Preference Shares [Line Items]
Borrowings, interest rate (in percent)	6.657%
Number of shares outstanding | shares	37,627
Share capital	£ 0
Par value per share (in GBP/USD per share) | $ / shares		$ 0.25
% of share capital	0.00%